Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income
Insurance recoveries	€ 1,906
Grants received from the German government	307	€ 53
Income from other grants	42
Other miscellaneous income	91	23
Total other income	2,346	€ 76
Insurance recoveries received	1,000
Insurance recoverable	€ 906